CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,609)	$ (1,692)	$ (629)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation	411	345	256
Share-based compensation	3,027	1,489	746
Amortization of intangible assets	2,862	1,215	909
Accretion of payment obligations	477	$ 682	$ 95
Change in fair value of payment obligations	(2,067)
Change in:
Accrued severance pay, net	184	$ (46)	$ (14)
Trade receivables	1,512	(767)	(1,049)
Other accounts receivable and prepaid expenses	(364)	265	(226)
Other long term assets	(38)	(1)	4
Trade payables	343	(136)	115
Deferred revenues	2,533	1,674	10
Employees and payroll accruals	937	(187)	506
Accrued expenses and other current liabilities	(202)	782	(220)
Liability presented at fair value and other long-term liabilities	(91)	(187)	363
Tax benefit related to exercise of stock options	(218)	(121)	(189)
Change in deferred taxes, net	(777)	(224)	(415)
Net cash provided by operating activities	4,920	3,091	262
Cash flows from investing activities:
Purchase of property and equipment	(625)	(446)	$ (663)
Decrease (increase) in restricted cash	430	(430)
Cash paid in connection with acquisition, net of acquired cash (Note 3)	(10,402)	(748)	$ (4,163)
Net cash used in investing activities	$ (10,597)	$ (1,624)	(4,826)
Cash flows from financing activities:
Issuance of common shares, net of issuance expenses			17,956
Proceeds from exercise of warrants and options	$ 1,164	$ 888	1,096
Receipts on account of shares			81
Payment of contingent consideration	$ (2,054)		(2,000)
Tax benefit related to exercise of stock options	218	$ 121	189
Net cash provided by (used in) financing activities	(672)	1,009	17,322
Foreign currency translation adjustments on cash and cash equivalents	(88)	2	(55)
Increase (decrease) in cash and cash equivalents	(6,437)	2,478	12,703
Cash and cash equivalents at the beginning of the year	18,959	16,481	3,778
Cash and cash equivalents at the end of the year	12,522	18,959	16,481
Cash paid during the year for:
Income taxes	1,558	500	426
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to acquisition	$ 6,600	$ 503	$ 1,046